Victory Funds

Victory RS Small Cap Equity Fund

Supplement dated November 4, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information

dated May 1, 2021, as may be supplemented

The following change applies to the Summary Prospectus, Prospectus and Statement of Additional Information for Victory RS Small Cap Equity Fund (the “Fund”):

The Board of Trustees (the “Board”) of the Fund has approved a reverse stock split of twelve to one (12:1) of the issued and outstanding Class C shares of the Fund (the “Reverse Stock Split”). The Reverse Stock Split will be completed after the close of business on December 3, 2021.

As a result of the Reverse Stock Split, for each Class C share of the Fund a shareholder currently holds, the shareholder will receive a proportional number of shares of the same class of the Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in Class C shares of the Fund will be unchanged and each shareholder will continue to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split will not be a taxable event, nor does it have an impact on the Fund’s holdings or performance.  No changes are contemplated at this time for the other share classes offered by the Fund.

The Class C shares of the Fund impacted by the Reverse Stock Split will be offered, sold and redeemed on a Reverse Stock Split-adjusted basis beginning on the first business day following the Reverse Stock Split. A shareholder’s next account statement after the Reverse Stock Split is completed will reflect the Reverse Stock Split.

Reasons for the Reverse Stock Split

The Board approved the Reverse Stock Split in order to bring the NAV of the Class C shares of the Fund into better alignment with the NAVs of the Fund’s other shares classes and reduce the variances between these NAVs that currently exist. This is intended to reduce marketplace confusion and bring greater uniformity to the ratio of capital gains to the NAV across all share classes of the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory NewBridge Large Cap Growth Fund

Supplement dated November 4, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information

dated March 1, 2021, as may be supplemented

The following change applies to the Summary Prospectus, Prospectus and Statement of Additional Information for Victory NewBridge Large Cap Growth Fund (the “Fund”):

The Board of Trustees (the “Board”) of the Fund has approved a reverse stock split of five to one (5:1) of the issued and outstanding Class C shares of the Fund (the “Reverse Stock Split”). The Reverse Stock Split will be completed after the close of business on December 3, 2021.

As a result of the Reverse Stock Split, for each Class C share of the Fund a shareholder currently holds, the shareholder will receive a proportional number of shares of the same class of the Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in Class C shares of the Fund will be unchanged and each shareholder will continue to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split will not be a taxable event, nor does it have an impact on the Fund’s holdings or performance.  No changes are contemplated at this time for the other share classes offered by the Fund.

The Class C shares of the Fund impacted by the Reverse Stock Split will be offered, sold and redeemed on a Reverse Stock Split-adjusted basis beginning on the first business day following the Reverse Stock Split. A shareholder’s next account statement after the Reverse Stock Split is completed will reflect the Reverse Stock Split.

Reasons for the Reverse Stock Split

The Board approved the Reverse Stock Split in order to bring the NAV of the Class C shares of the Fund into better alignment with the NAVs of the Fund’s other shares classes and reduce the variances between these NAVs that currently exist. This is intended to reduce marketplace confusion and bring greater uniformity to the ratio of capital gains to the NAV across all share classes of the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.